INVESTMENTS AND EQUITY AFFILIATES Equity Affiliates (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2013 Seed Supplier [Member]	Jun. 30, 2013 Seed Supplier [Member]	Aug. 31, 2012 Seed Supplier [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage					19.00%
Gain on Sale of Equity Investments less than				$ 1
Carrying Value	$ 91	$ 142	$ 141			$ 70